Taxation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Component of income tax expenses
Current tax expense	¥ 3,720,321		¥ 2,953,670	¥ 2,764,097
Deferred tax expense	407,948		88,179	150,629
Income tax expenses	¥ 4,128,269	$ 647,815	¥ 3,041,849	¥ 2,914,726